SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		54.83%
Expected volatility, minimum	54.27%		70.80%
Expected volatility, maximum	60.15%		77.52%
Risk-free interest rate		1.20%
Risk-free interest rate, minimum	2.26%		1.13%
Risk-free interest rate, maximum	2.62%		1.62%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor		$ 2.2
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.2		$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.8		$ 2.8